COMPULSORY LOANS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
COMPULSORY LOANS
Interest rate on compulsory loan	6.00%
CURRENT
Interest payable	R$ 15,156	R$ 15,659
NON-CURRENT
Credits collected	470,600	477,459
TOTAL	R$ 485,756	R$ 493,118